Shareholders’ Equity - Schedule of Black-Scholes Option Pricing Model Assumptions Used to Value (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 26, 2024	Aug. 06, 2024	Aug. 01, 2024	Jan. 09, 2024	Dec. 31, 2023
Dividend yield [Member] | Fair Value of Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants to purchase ordinary share					0
Expected volatility [Member] | Fair Value of Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants to purchase ordinary share			77.48		88
Expected volatility [Member] | Minimum [Member] | Fair Value of Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants to purchase ordinary share				95		117.4
Expected volatility [Member] | Maximum [Member] | Fair Value of Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants to purchase ordinary share				129		134
Risk-free interest rate [Member] | Fair Value of Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants to purchase ordinary share			4.31		3.89
Risk-free interest rate [Member] | Minimum [Member] | Fair Value of Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants to purchase ordinary share				3.99		4.36
Risk-free interest rate [Member] | Maximum [Member] | Fair Value of Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants to purchase ordinary share				5.11		5.08
Expected life [Member] | Fair Value of Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants to purchase ordinary share			0.5		7
Expected life [Member] | Minimum [Member] | Fair Value of Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants to purchase ordinary share				0.4		0.68
Expected life [Member] | Maximum [Member] | Fair Value of Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants to purchase ordinary share				2		2
Share price [Member] | Fair Value of Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants to purchase ordinary share			2.85	3.5	3.65	6.89
Exercise price [Member] | Fair Value of Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants to purchase ordinary share			4	3.61	3.61	5.5
Adjustment to risk-free interest rate [Member] | Fair Value of Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants to purchase ordinary share			4.22		3.89
Adjustment to risk-free interest rate [Member] | Minimum [Member] | Fair Value of Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants to purchase ordinary share				3.91		4.27
Adjustment to risk-free interest rate [Member] | Maximum [Member] | Fair Value of Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants to purchase ordinary share				4.98		5.96
Share-Based Payment Arrangement, Employee and Nonemployee [Member] | Dividend yield [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Black-Scholes option pricing model assumptions employee and non-employees share options	0	0					0
Share-Based Payment Arrangement, Employee and Nonemployee [Member] | Expected volatility [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Black-Scholes option pricing model assumptions employee and non-employees share options	103	97.1					92.59
Share-Based Payment Arrangement, Employee and Nonemployee [Member] | Expected volatility [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Black-Scholes option pricing model assumptions employee and non-employees share options	104.8	103					95.67
Share-Based Payment Arrangement, Employee and Nonemployee [Member] | Risk-free interest rate [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Black-Scholes option pricing model assumptions employee and non-employees share options	3.78	3.74					3.38
Share-Based Payment Arrangement, Employee and Nonemployee [Member] | Risk-free interest rate [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Black-Scholes option pricing model assumptions employee and non-employees share options	4.14	5.06					4.71
Share-Based Payment Arrangement, Employee and Nonemployee [Member] | Expected life [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Black-Scholes option pricing model assumptions employee and non-employees share options	5.85	0.5					5.3
Share-Based Payment Arrangement, Employee and Nonemployee [Member] | Expected life [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Black-Scholes option pricing model assumptions employee and non-employees share options	6.1	6.1					6.1
Employee share options [Member] | Dividend yield [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Black-Scholes option pricing model assumptions employee and non-employees share options	0
Employee share options [Member] | Expected volatility [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Black-Scholes option pricing model assumptions employee and non-employees share options	95.32
Employee share options [Member] | Expected volatility [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Black-Scholes option pricing model assumptions employee and non-employees share options	95.56
Employee share options [Member] | Risk-free interest rate [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Black-Scholes option pricing model assumptions employee and non-employees share options	4.24
Employee share options [Member] | Risk-free interest rate [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Black-Scholes option pricing model assumptions employee and non-employees share options	4.4
Employee share options [Member] | Expected life [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Black-Scholes option pricing model assumptions employee and non-employees share options	10